COMMON STOCK PURCHASE WARRANTS ISSUED TO INVESTORS - Warrant activities (Details) - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price Outstanding Per Share	$ 1.25
Issued	6.24	$ 1.25
Exercised	1.25
Weighted Average Exercise Price Outstanding Per Share	$ 6.24	$ 1.25
Weighted average remaining period, outstanding	5 years 4 months 17 days	5 years 6 months
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding	2,591,112
Issued	8,814,102	2,591,112
Exercised	(2,591,112)
Warrants Outstanding	8,814,102	2,591,112